Selected Funds
Selected American Shares
Selected International Fund
March 31, 2025
Selecting Quality Companies for the Long Term

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.51%)
COMMUNICATION SERVICES – (12.69%)
Media & Entertainment – (12.69%)
Alphabet Inc., Class A	393,200	$60,804,448
ASAC II L.P. *(a)(b)(c)	1,174,606	1,120,926
IAC Inc. *	282,350	12,971,159
Liberty TripAdvisor Holdings, Inc., Series A *	37,913	9,744
Meta Platforms, Inc., Class A	241,578	139,235,896
Total Communication Services		214,142,173
CONSUMER DISCRETIONARY – (12.61%)
Consumer Discretionary Distribution & Retail – (6.93%)
Amazon.com, Inc. *	355,300	67,599,378
Coupang, Inc., Class A (South Korea) *	690,849	15,150,318
Naspers Ltd. - N (South Africa)	19,122	4,742,075
Prosus N.V., Class N (Netherlands)	633,552	29,434,275
		116,926,046
Consumer Services – (5.68%)
MGM Resorts International *	1,891,220	56,055,761
Restaurant Brands International Inc. (Canada)	296,100	19,732,104
Trip.com Group Ltd., ADR (China)	316,700	20,135,786
		95,923,651
Total Consumer Discretionary		212,849,697
CONSUMER STAPLES – (2.21%)
Food, Beverage & Tobacco – (2.21%)
Darling Ingredients Inc. *	248,890	7,775,324
Tyson Foods, Inc., Class A	461,720	29,462,353
Total Consumer Staples		37,237,677
ENERGY – (3.48%)
ConocoPhillips	162,790	17,096,206
Tourmaline Oil Corp. (Canada)	863,540	41,645,305
Total Energy		58,741,511
FINANCIALS – (33.63%)
Banks – (9.12%)
Danske Bank A/S (Denmark)	1,677,240	54,898,407
U.S. Bancorp	1,130,160	47,715,355
Wells Fargo & Co.	715,100	51,337,029
		153,950,791
Financial Services – (17.86%)
Consumer Finance – (8.49%)
Capital One Financial Corp.	799,545	143,358,418
Financial Services – (9.37%)
Berkshire Hathaway Inc., Class A *	198	158,091,437
		301,449,855
Insurance – (6.65%)
Life & Health Insurance – (2.31%)
AIA Group Ltd. (Hong Kong)	2,422,380	18,337,095
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	20,680,028
		39,017,123
Property & Casualty Insurance – (4.34%)
Chubb Ltd.	93,121	28,121,611
Markel Group Inc. *	24,158	45,166,038
		73,287,649
		112,304,772
Total Financials		567,705,418
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (17.53%)
Health Care Equipment & Services – (14.21%)
Cigna Group	143,180	$47,106,220
CVS Health Corp.	1,041,200	70,541,300
Humana Inc.	221,690	58,659,174
Quest Diagnostics Inc.	181,200	30,659,040
Solventum Corp. *	432,910	32,918,476
		239,884,210
Pharmaceuticals, Biotechnology & Life Sciences – (3.32%)
Viatris Inc.	6,440,150	56,093,707
Total Health Care		295,977,917
INDUSTRIALS – (4.08%)
Capital Goods – (2.69%)
AGCO Corp.	181,650	16,815,341
Orascom Construction PLC (United Arab Emirates)	346,251	1,811,704
Owens Corning	187,320	26,753,042
		45,380,087
Transportation – (1.39%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	23,545,390
Total Industrials		68,925,477
INFORMATION TECHNOLOGY – (11.25%)
Semiconductors & Semiconductor Equipment – (7.64%)
Applied Materials, Inc.	516,170	74,906,591
Texas Instruments Inc.	301,503	54,180,089
		129,086,680
Software & Services – (1.29%)
Microsoft Corp.	57,980	21,765,112
Technology Hardware & Equipment – (2.32%)
Samsung Electronics Co., Ltd. (South Korea)	987,120	39,134,828
Total Information Technology		189,986,620
MATERIALS – (2.03%)
Teck Resources Ltd., Class B (Canada)	939,570	34,228,535
Total Materials		34,228,535
TOTAL COMMON STOCK – (Identified cost $1,013,451,166)		1,679,795,025

	Principal	Value
SHORT-TERM INVESTMENTS – (0.40%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (d)	$2,723,000	$2,723,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (e)	4,077,000	4,077,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,800,000)		6,800,000
Total Investments – (99.91%) – (Identified cost $1,020,251,166)		1,686,595,025
Other Assets Less Liabilities – (0.09%)		1,567,170
Net Assets – (100.00%)		$1,688,162,195

ADR:	American Depositary Receipt

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,120,926 or 0.07% of the Fund's net assets as of March 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 03/31/25, repurchase value of $2,723,330 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.00%, 10/01/47-12/01/53, total fair value $2,777,460).
(e)
Dated 03/31/25, repurchase value of $4,077,494 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $4,158,540).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.54%)
COMMUNICATION SERVICES – (4.42%)
Media & Entertainment – (4.42%)
NetEase, Inc., ADR (China)	9,050	$931,426
Sea Limited, Class A, ADR (Singapore) *	10,820	1,411,902
Total Communication Services		2,343,328
CONSUMER DISCRETIONARY – (34.26%)
Consumer Discretionary Distribution & Retail – (13.80%)
Coupang, Inc., Class A (South Korea) *	23,410	513,381
JD.com, Inc., Class A, ADR (China)	20,015	823,017
Naspers Ltd. - N (South Africa)	12,754	3,162,871
Prosus N.V., Class N (Netherlands)	60,825	2,825,877
		7,325,146
Consumer Durables & Apparel – (1.20%)
Misto Holdings Corp. (South Korea)	24,688	638,653
Consumer Services – (19.26%)
Delivery Hero SE (Germany) *	33,200	796,057
Entain plc (United Kingdom)	231,149	1,746,429
Meituan, Class B (China) *	189,287	3,808,921
Restaurant Brands International Inc. (Canada)	16,500	1,099,560
Trip.com Group Ltd., ADR (China)	43,520	2,767,001
		10,217,968
Total Consumer Discretionary		18,181,767
ENERGY – (3.94%)
Tourmaline Oil Corp. (Canada)	43,310	2,088,679
Total Energy		2,088,679
FINANCIALS – (27.98%)
Banks – (10.43%)
Danske Bank A/S (Denmark)	148,842	4,871,806
Metro Bank Holdings PLC (United Kingdom) *	579,026	664,247
		5,536,053
Financial Services – (6.92%)
Capital Markets – (6.92%)
Julius Baer Group Ltd. (Switzerland)	42,380	2,937,613
Noah Holdings Ltd., Class A, ADS (China)	77,774	734,964
		3,672,577
Insurance – (10.63%)
Life & Health Insurance – (10.63%)
AIA Group Ltd. (Hong Kong)	315,540	2,388,596
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	3,253,854
		5,642,450
Total Financials		14,851,080
INDUSTRIALS – (12.72%)
Capital Goods – (3.62%)
ITOCHU Corp. (Japan)	41,400	1,921,910
Transportation – (9.10%)
DiDi Global Inc., Class A, ADS (China) *	557,630	2,698,929
Full Truck Alliance Co. Ltd., Class A, ADR (China)	166,890	2,131,186
		4,830,115
Total Industrials		6,752,025
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.72%)
Semiconductors & Semiconductor Equipment – (2.00%)
Tokyo Electron Ltd. (Japan)	7,730	$1,060,035
Technology Hardware & Equipment – (4.72%)
Samsung Electronics Co., Ltd. (South Korea)	63,220	2,506,386
Total Information Technology		3,566,421
MATERIALS – (4.31%)
Teck Resources Ltd., Class B (Canada)	39,390	1,434,978
Vale S.A., ADR (Brazil)	85,540	853,689
Total Materials		2,288,667
REAL ESTATE – (4.19%)
Real Estate Management & Development – (4.19%)
KE Holdings Inc., Class A, ADR (China)	110,610	2,222,155
Total Real Estate		2,222,155
TOTAL COMMON STOCK – (Identified cost $44,902,863)		52,294,122

	Principal	Value
SHORT-TERM INVESTMENTS – (1.13%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (a)	$240,000	$240,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 04/01/25 (b)	358,000	358,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $598,000)		598,000
Total Investments – (99.67%) – (Identified cost $45,500,863)		52,892,122
Other Assets Less Liabilities – (0.33%)		176,780
Net Assets – (100.00%)		$53,068,902

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 03/31/25, repurchase value of $240,029 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 05/01/38-10/01/54, total fair value $244,800).
(b)	Dated 03/31/25, repurchase value of $358,043 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.875%, 05/01/25-04/20/73, total fair value $365,160).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
Notes to Schedule of Investments
March 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$213,021,247	$2,343,328
Consumer Discretionary	178,673,347	5,202,959
Consumer Staples	37,237,677	–
Energy	58,741,511	2,088,679
Financials	473,789,888	734,964
Health Care	295,977,917	–
Industrials	67,113,773	4,830,115
Information Technology	150,851,792	–
Materials	34,228,535	2,288,667
Real Estate	–	2,222,155
Total Level 1	1,509,635,687	19,710,867
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	34,176,350	12,978,808
Financials	93,915,530	14,116,116
Industrials	1,811,704	1,921,910
Information Technology	39,134,828	3,566,421
Short-Term Investments	6,800,000	598,000
Total Level 2	175,838,412	33,181,255
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,120,926	–
Total Level 3	1,120,926	–
Total Investments	$1,686,595,025	$52,892,122

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2025 was $0 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2025
Selected American Shares
Investments in Securities:
Common Stock	$1,120,926	$–	$–	$–	$–	$–	$–	$1,120,926
Total Level 3	$1,120,926	$–	$–	$–	$–	$–	$–	$1,120,926

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
March 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,120,926	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$1,120,926
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$1,024,628,763	$47,285,201

Unrealized appreciation	793,337,388	11,193,293
Unrealized depreciation	(131,371,126)	(5,586,372)
Net unrealized appreciation	$661,966,262	$5,606,921